CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 336,528	$ 817,921	$ 354,760	$ 581,010
Prepayments and other current assets	39,824	60,265
Total current assets	793,210	1,514,738
Non-current assets:
Property and equipment, net	319,897	326,504
Long-term investments	231,880	244,678
Total non-current assets	821,603	777,304
Total assets	1,614,813	2,292,042
Current liabilities:
Accrued expenses and other liabilities	318,539	361,593
Total current liabilities	695,690	1,072,685
Non-current liabilities:
Convertible senior notes	295,268	287,887
Total non-current liabilities	431,298	364,830
Total liabilities	1,126,988	1,437,515
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	488,943
Accumulated other comprehensive income (loss)	(81,349)	(10,364)
Retained earnings	203,870	373,505
Treasury stock	(136,615)
Total shareholders' equity	487,130	853,766
Total liabilities and shareholders' equity	1,614,813	2,292,042
Common Class A [Member]
Shareholders' equity:
Ordinary Shares, Value	9,157	9,110
Common Class B [Member]
Shareholders' equity:
Ordinary Shares, Value	3,124	3,124
Parent Company [Member]
Current assets:
Cash and cash equivalents	34,072	427,156	$ 20,374	$ 238,947
Prepayments and other current assets	491	980
Amounts due from subsidiaries		21,743
Total current assets	34,563	449,879
Non-current assets:
Property and equipment, net	12	26
Long-term investments	54,408	46,364
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	753,117	1,044,465
Total non-current assets	807,537	1,090,855
Total assets	842,100	1,540,734
Current liabilities:
Accrued expenses and other liabilities	11,401	2,365
Amounts due to subsidiaries and PRC Domestic Entities	48,301
Convertible senior notes		396,716
Total current liabilities	59,702	399,081
Non-current liabilities:
Convertible senior notes	295,268	287,887
Total non-current liabilities	295,268	287,887
Total liabilities	354,970	686,968
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	488,943	478,391
Accumulated other comprehensive income (loss)	(81,349)	(10,364)
Retained earnings	203,870	373,505
Treasury stock	(136,615)
Total shareholders' equity	487,130	853,766
Total liabilities and shareholders' equity	842,100	1,540,734
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary Shares, Value	9,157	9,110
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary Shares, Value	$ 3,124	$ 3,124